Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net {Abstract]
Schedule of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Purchased copyright	80,789	72,415	10,356
Less: accumulated amortization	(19,059)	(27,298)	(3,904)
Balance at the end of the year	61,730	45,117	6,452

Schedule of Amortization Expenses For the Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years and thereafter are as follows:

	RMB	US$
2026	18,521	2,648
2027	9,540	1,364
2028	5,920	847
2029	4,630	662
2030	1,753	251
Thereafter	4,753	680
	45,117	6,452